Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
32.	SUBSEQUENT EVENTS
In December 2021, the Group announced the proposed issuance and placement of
11,682,242
Class A and Class B ordinary shares through a private placement of US$50 million to a number of reputable professional investors, subject to fulfilling certain closing conditions. The placement was completed before the approval date of the consolidated financial statements.
In January 2022, the Group entered into definitive agreements to acquire 100% of the equity interest in L’Officiel Inc. SAS, a global fashion media holding group. As at the approval date of the consolidated financial statements, the transaction has not yet been completed and the Group has still been negotiating with the counterparties to finalize the closing conditions.
In February 2022, the Group acquired from AMTD Group
 31,732,000

Class A ordinary shares and
24,202,000
Class B ordinary shares, amounting to
82.7%
of the outstanding issued shares in AMTD Digital Inc. (“AMTD Digital”), a fellow subsidiary and comprehensive one-stop digital solutions platform in Asia, for a consideration of
US$992.8
million. The consideration was settled by the issuance of
67,200,330
newly issued Class A ordinary shares and
51,253,702
newly issued Class B ordinary shares of the Company, priced at
US$8.38

per share. Prior to the transaction, the Group held
14.4%
of the issued and outstanding shares in AMTD Digital. AMTD Digital became a consolidated subsidiary after the transaction and the Group will adopt the principle of pooling of interest method.